Dividends (Details) $ / shares in Units, $ in Millions								12 Months Ended
		Jan. 17, 2020 $ / shares	Jan. 17, 2020 USD ($) $ / shares	May 24, 2019 $ / shares	May 24, 2019 USD ($) $ / shares	Jan. 18, 2019 $ / shares	Jan. 18, 2019 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of dividends [Line Items]
Dividends paid, ordinary shares								$ 1,025	$ 2,054
Interim [Member]
Disclosure of dividends [Line Items]
Dividends paid, ordinary shares	[1]		$ 1,025				$ 1,023
Dividends paid, ordinary shares per share | (per share)		$ 0.99	$ 0.127			$ 0.99	$ 0.127
Final [Member]
Disclosure of dividends [Line Items]
Dividends paid, ordinary shares	[1]				$ 1,031
Dividends paid, ordinary shares per share | (per share)				$ 1.00	$ 0.127

[1]	The 2018 interim and final dividend and the 2019 interim dividend were not recognized as a liability as at December 31, 2018 and 2019, respectively. They were reflected as appropriation of reserves during 2019 and 2020, respectively.